SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current assets:
Cash and cash equivalents	$ 465,938	¥ 3,235,007	$ 178,286	¥ 1,237,838	¥ 808,865	¥ 397,435
Other current assets	30,091	208,929		167,995
Total current assets	601,279	4,174,681		2,863,778
Long-term investments	153,294	1,064,321		344,242
Total assets	1,439,344	9,993,364		7,693,521
Current liabilities:
Short-term bank borrowing	42,963	298,291		324,680
Salary and welfare payable	39,501	274,259		210,955
Dividends payable				276,261
Amount due to related parties	1,593	11,058		7,653
Accrued expenses and other current liabilities	129,027	895,837		576,160
Total current liabilities	427,205	2,966,081		2,789,473
Total liabilities	659,255	4,577,207		4,252,773
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 253,978,323 and 281,379,130 shares issued as of December 31, 2015 and 2016, and 250,881,559 and 278,282,366 shares outstanding as of December 31, 2015 and 2016, respectively)	29	204		186
Treasury shares (3,096,764 and 3,096,764 shares as of December 31 2015 and 2016, respectively)	(15,459)	(107,331)		(107,331)
Additional paid-in capital	532,776	3,699,056		2,470,099
Retained earnings	261,007	1,812,174		1,007,559
Accumulated other comprehensive income (loss)	(649)	(4,503)		59,596
Total equity	777,704	5,399,600		3,430,109
Total liabilities and equity	1,439,344	9,993,364		7,693,521
Parent Company
Current assets:
Cash and cash equivalents	53,872	374,036	$ 17,431	121,025	¥ 94,749	¥ 61,182
Short-term investments				324,780
Other current assets	25	173		2,573
Total current assets	53,897	374,209		448,378
Investment in subsidiaries	793,912	5,512,131		3,833,404
Long-term investments	6,574	45,640
Total assets	854,383	5,931,980		4,281,782
Current liabilities:
Short-term bank borrowing	42,963	298,291		324,680
Salary and welfare payable				25
Dividends payable				276,261
Amount due to related parties	32,033	222,402		222,402
Accrued expenses and other current liabilities	1,683	11,687		28,305
Total current liabilities	76,679	532,380		851,673
Total liabilities	76,679	532,380		851,673
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 253,978,323 and 281,379,130 shares issued as of December 31, 2015 and 2016, and 250,881,559 and 278,282,366 shares outstanding as of December 31, 2015 and 2016, respectively)	29	204		186
Treasury shares (3,096,764 and 3,096,764 shares as of December 31 2015 and 2016, respectively)	(15,459)	(107,331)		(107,331)
Additional paid-in capital	532,776	3,699,056		2,470,099
Retained earnings	261,007	1,812,174		1,007,559
Accumulated other comprehensive income (loss)	(649)	(4,503)		59,596
Total equity	777,704	5,399,600		3,430,109
Total liabilities and equity	$ 854,383	¥ 5,931,980		¥ 4,281,782